Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2022	2021
Trade accounts receivable, gross	$437,557	$409,198

Reserves for sales deductions:
Chargebacks	(111,308)	(119,090)
Other sales deductions	(52,343)	(53,058)
Customer rebates	(10,708)	(22,498)
Allowance for doubtful accounts	(16,226)	(1,013)
Trade accounts receivable, net	$246,972	$213,539

Components of Other Receivables and Prepaid Expenses	Other receivables and prepaid expenses:

	March 31,
	2022	2021
Government authorities	$27,752	$26,112
Prepaid expenses	13,229	12,891
Due from related parties	14,371	9,835
Advances to suppliers	991	1,134
Interest receivable	311	143
Other	3,073	3,232
	$59,727	$53,347